Supplemental Guarantor Information	3 Months Ended
Mar. 31, 2016
Guarantees [Abstract]
Supplemental Guarantor Information
SUPPLEMENTAL GUARANTOR INFORMATION
In December 1999, Apache Finance Canada issued approximately $300 million of publicly-traded notes due in 2029. The notes are fully and unconditionally guaranteed by Apache. The following condensed consolidating financial statements are provided as an alternative to filing separate financial statements.
Apache Finance Canada is 100 percent owned by Apache Corporation. As such, these condensed consolidating financial statements should be read in conjunction with Apache’s consolidated financial statements and the notes thereto, of which this note is an integral part.
APACHE CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Quarter Ended March 31, 2016

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$217	$—	$870	$—	$1,087
Equity in net income of affiliates	(108)	(26)	—	134	—
Other	28	12	(43)	—	(3)
Gain (loss) on divestiture	(1)	—	—	—	(1)
	136	(14)	827	134	1,083
OPERATING EXPENSES:
Lease operating expenses	78	—	300	—	378
Gathering and transportation	8	—	44	—	52
Taxes other than income	21	—	(10)	—	11
Exploration	50	—	45	—	95
General and administrative	77	—	16	—	93
Depreciation, depletion, and amortization	156	—	522	—	678
Asset retirement obligation accretion	4	—	34	—	38
Impairments	—	—	—	—	—
Transaction, reorganization, and separation	15	—	—	—	15
Financing costs, net	61	10	34	—	105
	470	10	985	—	1,465
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(334)	(24)	(158)	134	(382)
Provision (benefit) for income taxes	37	2	(50)	—	(11)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(371)	(26)	(108)	134	(371)
Net income (loss) from discontinued operations, net of tax	—	—	—	—	—
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(371)	(26)	(108)	134	(371)
Net loss attributable to noncontrolling interest	—	—	1	—	1
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$(371)	$(26)	$(109)	$134	$(372)
APACHE CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Quarter Ended March 31, 2015

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$365	$—	$1,294	$—	$1,659
Equity in net income (loss) of affiliates	(1,246)	(53)	1	1,298	—
Other	(38)	14	18	—	(6)
Gain (loss) on divestiture	(13)	—	(5)	—	(18)
	(932)	(39)	1,308	1,298	1,635
OPERATING EXPENSES:
Lease operating expenses	124	—	357	—	481
Gathering and transportation	9	—	47	—	56
Taxes other than income	33	—	40	—	73
Exploration	95	—	163	—	258
General and administrative	64	—	20	—	84
Depreciation, depletion, and amortization	262	—	564	—	826
Asset retirement obligation accretion	4	—	32	—	36
Impairments	1,164	—	748	—	1,912
Transaction, reorganization, and separation	54	—	—	—	54
Financing costs, net	99	10	15	—	124
	1,908	10	1,986	—	3,904
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(2,840)	(49)	(678)	1,298	(2,269)
Provision (benefit) for income taxes	(1,506)	3	302	—	(1,201)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(1,334)	(52)	(980)	1,298	(1,068)
Net loss from discontinued operations, net of tax	—	—	(238)	—	(238)
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(1,334)	(52)	(1,218)	1,298	(1,306)
Net income attributable to noncontrolling interest	—	—	28	—	28
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$(1,334)	$(52)	$(1,246)	$1,298	$(1,334)
APACHE CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended March 31, 2016

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
CASH PROVIDED BY OPERATING ACTIVITIES	$44	$11	$184	$—	$239
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(81)	—	(465)	—	(546)
Leasehold and property acquisitions	(19)	—	—	—	(19)
Additions to gas gathering, transmission, and processing facilities	1	—	(1)	—	—
Investment in subsidiaries, net	(6)	—	—	6	—
Other	(34)	—	44	—	10
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(139)	—	(422)	6	(555)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany borrowings	—	(7)	13	(6)	—
Distributions to noncontrolling interest	—	—	(54)	—	(54)
Dividends paid	(95)	—	—	—	(95)
Other	1	(4)	5	—	2
NET CASH USED IN FINANCING ACTIVITIES	(94)	(11)	(36)	(6)	(147)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(189)	—	(274)	—	(463)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	378	—	1,089	—	1,467
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$189	$—	$815	$—	$1,004
APACHE CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Quarter Ended March 31, 2015

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	$(470)	$(3)	$982	$—	$509
CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	60	—	60
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(470)	(3)	1,042	—	569
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(697)	—	(820)	—	(1,517)
Leasehold and property acquisitions	(92)	—	1	—	(91)
Additions to gas gathering, transmission, and processing facilities	(22)	—	(41)	—	(63)
Investment in subsidiaries, net	105	—	—	(105)	—
Other	(18)	—	(54)	—	(72)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(724)	—	(914)	(105)	(1,743)
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	(252)	—	(252)
NET CASH USED IN INVESTING ACTIVITIES	(724)	—	(1,166)	(105)	(1,995)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper and bank credit facilities, net	1,028	—	—	—	1,028
Intercompany borrowings	—	(1)	(104)	105	—
Distributions to noncontrolling interest	—	—	(21)	—	(21)
Dividends paid	(94)	—	—	—	(94)
Other	2	4	9	—	15
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	936	3	(116)	105	928
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	—	—	—
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	936	3	(116)	105	928
NET DECREASE IN CASH AND CASH EQUIVALENTS	(258)	—	(240)	—	(498)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	267	—	412	—	679
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$9	$—	$172	$—	$181
APACHE CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
March 31, 2016

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$189	$—	$815	$—	$1,004
Receivables, net of allowance	314	—	806	—	1,120
Inventories	34	—	513	—	547
Drilling advances	15	—	175	—	190
Deferred tax asset	(28)	—	28	—	—
Prepaid assets and other	238	—	161	—	399
Intercompany receivable	5,330	—	—	(5,330)	—
	6,092	—	2,498	(5,330)	3,260
PROPERTY AND EQUIPMENT, NET	6,529	—	14,030	—	20,559
OTHER ASSETS:
Intercompany receivable	—	14	10,894	(10,908)	—
Equity in affiliates	15,984	(839)	452	(15,597)	—
Deferred charges and other	98	1,000	817	(1,000)	915
	$28,703	$175	$28,691	$(32,835)	$24,734
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$330	$4	$237	$—	$571
Other current liabilities	351	7	636	—	994
Intercompany payable	—	—	5,330	(5,330)	—
	681	11	6,203	(5,330)	1,565
LONG-TERM DEBT	8,421	297	—	—	8,718
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	10,908	—	—	(10,908)	—
Income taxes	67	5	2,461	—	2,533
Asset retirement obligation	274	—	2,312	—	2,586
Other	901	249	182	(1,000)	332
	12,150	254	4,955	(11,908)	5,451
COMMITMENTS AND CONTINGENCIES
APACHE SHAREHOLDERS’ EQUITY	7,451	(387)	15,984	(15,597)	7,451
Noncontrolling interest	—	—	1,549	—	1,549
TOTAL EQUITY	7,451	(387)	17,533	(15,597)	9,000
	$28,703	$175	$28,691	$(32,835)	$24,734
APACHE CORPORATION AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2015

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$378	$—	$1,089	$—	$1,467
Receivables, net of allowance	314	—	939	—	1,253
Inventories	34	—	536	—	570
Drilling advances	16	—	156	—	172
Prepaid assets and other	102	—	188	—	290
Intercompany receivable	5,212	—	—	(5,212)	—
	6,056	—	2,908	(5,212)	3,752
PROPERTY AND EQUIPMENT, NET	6,546	—	14,292	—	20,838
OTHER ASSETS:
Intercompany receivable	—	—	10,744	(10,744)	—
Equity in affiliates	16,092	(807)	446	(15,731)	—
Deferred charges and other	96	1,001	813	(1,000)	910
	$28,790	$194	$29,203	$(32,687)	$25,500
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$409	$—	$209	$—	$618
Other current liabilities	539	3	681	—	1,223
Intercompany payable	—	—	5,212	(5,212)	—
	948	3	6,102	(5,212)	1,841
LONG-TERM DEBT	8,418	298	—	—	8,716
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	10,744	—	—	(10,744)	—
Income taxes	(412)	4	2,937	—	2,529
Asset retirement obligation	271	—	2,291	—	2,562
Other	933	250	179	(1,000)	362
	11,536	254	5,407	(11,744)	5,453
COMMITMENTS AND CONTINGENCIES
APACHE SHAREHOLDERS’ EQUITY	7,888	(361)	16,092	(15,731)	7,888
Noncontrolling interest	—	—	1,602	—	1,602
TOTAL EQUITY	7,888	(361)	17,694	(15,731)	9,490
	$28,790	$194	$29,203	$(32,687)	$25,500